Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial instruments classification based on its recognition

		December 31, 2024				December 31, 2023
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents	24	4,953	-	-	4,953	3,609	-	-	3,609
Short-term investments	24	-	-	53	53	-	-	51	51
Derivative financial instruments	21	-	-	53	53	-	-	271	271
Accounts receivable	12	374	-	1,984	2,358	362	-	3,835	4,197
		5,327	-	2,090	7,417	3,971	-	4,157	8,128
Non-current
Judicial deposits	29(c)	537	-	-	537	798	-	-	798
Restricted cash	15	13	-	-	13	4	-	-	4
Derivative financial instruments	21	-	-	15	15	-	-	544	544
Investments in equity securities	15	-	54	-	54	-	45	-	45
		550	54	15	619	802	45	544	1,391
Total of financial assets		5,877	54	2,105	8,036	4,773	45	4,701	9,519

Financial liabilities
Current
Suppliers and contractors	14	4,234	-	-	4,234	5,272	-	-	5,272
Derivative financial instruments	21	-	-	197	197	-	-	36	36
Loans and borrowings	24	1,020	-	-	1,020	824	-	-	824
Leases	25	147	-	-	147	197	-	-	197
Liabilities related to the concession grant	15(a)	467	-	-	467	591	-	-	591
Other financial liabilities - Related parties	32	291	-	-	291	290	-	-	290
Contract liability and financial liabilities	15	588	-	-	588	759	-	-	759
		6,747	-	197	6,944	7,933	-	36	7,969
Non-current
Derivative financial instruments	21	-	-	428	428	-	-	95	95
Loans and borrowings	24	13,772	-	-	13,772	11,647	-	-	11,647
Leases	25	566	-	-	566	1,255	-	-	1,255
Participative shareholders' debentures	23	-	-	2,217	2,217	-	-	2,874	2,874
Liabilities related to the concession grant	15(a)	1,887	-	-	1,887	3,278	-	-	3,278
Other financial liabilities		32	-	-	32	-	-	-	-
		16,257	-	2,645	18,902	16,180	-	2,969	19,149
Total of financial liabilities		23,004	-	2,842	25,846	24,113	-	3,005	27,118

Schedule of assets and liabilities measured and recognized at fair value

		December 31, 2024				December 31, 2023
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	24	53	-	-	53	51	-	-	51
Derivative financial instruments	21	-	68	-	68	-	815	-	815
Accounts receivable	12	-	1,984	-	1,984	-	3,835	-	3,835
Investments in equity securities	15	-	54	-	54	-	45	-	45
		53	2,106	-	2,159	51	4,695	-	4,746

Financial liabilities
Derivative financial instruments	21	-	625	-	625	-	131	-	131
Participative shareholders' debentures	23	-	2,217	-	2,217	-	2,874	-	2,874
		-	2,842	-	2,842	-	3,005	-	3,005

Schedule of fair value and carrying amounts of loans and financing

	December 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	7,267	7,245	7,253	7,404
Debentures	1,272	1,275	221	213
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	185	185	250	250
Basket of currencies and bonds in US$ indexed to SOFR	152	155	153	168
Debt contracts in the international market in:
US$, with variable and fixed interest	5,844	5,922	4,504	4,950
Other currencies, with variable interest	9	8	9	9
Other currencies, with fixed interest	63	64	81	85
	14,792	14,854	12,471	13,079